Revenue Recognition and Related Party Revenue (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Insurance premium			$ 206
Non-operating property revenue			2,433	$ 5,990	$ 248
Revenues	$ 103,199	$ 68,303	311,543	$ 257,730	$ 242,099
Acquisition Fees
Related Party Transaction [Line Items]
Revenue from related parties			737
Asset Management Fees
Related Party Transaction [Line Items]
Revenue from related parties			3,091
Property Management Fees
Related Party Transaction [Line Items]
Revenue from related parties			1,790
Leasing Commissions
Related Party Transaction [Line Items]
Revenue from related parties			1,009
Construction Management Fees
Related Party Transaction [Line Items]
Revenue from related parties			412
Other Fees and Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties			550
REIT II
Related Party Transaction [Line Items]
Insurance premium	80		206
Non-operating property revenue	0
REIT II | Acquisition Fees
Related Party Transaction [Line Items]
Revenue from related parties			218
REIT II | Asset Management Fees
Related Party Transaction [Line Items]
Revenue from related parties			2,878
REIT II | Property Management Fees
Related Party Transaction [Line Items]
Revenue from related parties			1,518
REIT II | Leasing Commissions
Related Party Transaction [Line Items]
Revenue from related parties			782
REIT II | Construction Management Fees
Related Party Transaction [Line Items]
Revenue from related parties			365
REIT II | Other Fees and Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties			339
Other Parties
Related Party Transaction [Line Items]
Insurance premium	444
Non-operating property revenue	133
Investment Management
Related Party Transaction [Line Items]
Insurance premium	524
Non-operating property revenue	133
Revenues	8,845		$ 8,133
Investment Management | REIT II
Related Party Transaction [Line Items]
Revenues	6,935
Investment Management | Other Parties
Related Party Transaction [Line Items]
Revenues	1,910
Advisory Revenue | REIT II
Related Party Transaction [Line Items]
Revenue from related parties	3,295
Advisory Revenue | REIT II | Acquisition Fees
Related Party Transaction [Line Items]
Revenue from related parties	155
Advisory Revenue | REIT II | Asset Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	3,065
Advisory Revenue | REIT II | Other Advisory Fees and Other Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties	75
Advisory Revenue | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties	565
Advisory Revenue | Other Parties | Acquisition Fees
Related Party Transaction [Line Items]
Revenue from related parties	256
Advisory Revenue | Other Parties | Asset Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	281
Advisory Revenue | Other Parties | Other Advisory Fees and Other Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties	28
Advisory Revenue | Investment Management
Related Party Transaction [Line Items]
Revenue from related parties	3,860
Advisory Revenue | Investment Management | Acquisition Fees
Related Party Transaction [Line Items]
Revenue from related parties	411
Advisory Revenue | Investment Management | Asset Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	3,346
Advisory Revenue | Investment Management | Other Advisory Fees and Other Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties	103
Property Management and Services Revenue | REIT II
Related Party Transaction [Line Items]
Revenue from related parties	3,560
Property Management and Services Revenue | REIT II | Property Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	2,079
Property Management and Services Revenue | REIT II | Leasing Commissions
Related Party Transaction [Line Items]
Revenue from related parties	1,172
Property Management and Services Revenue | REIT II | Construction Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	75
Property Management and Services Revenue | REIT II | Other Fees and Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties	234
Property Management and Services Revenue | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties	768
Property Management and Services Revenue | Other Parties | Property Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	352
Property Management and Services Revenue | Other Parties | Leasing Commissions
Related Party Transaction [Line Items]
Revenue from related parties	251
Property Management and Services Revenue | Other Parties | Construction Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	22
Property Management and Services Revenue | Other Parties | Other Fees and Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties	143
Property Management and Services Revenue | Investment Management
Related Party Transaction [Line Items]
Revenue from related parties	4,328
Property Management and Services Revenue | Investment Management | Property Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	2,431
Property Management and Services Revenue | Investment Management | Leasing Commissions
Related Party Transaction [Line Items]
Revenue from related parties	1,423
Property Management and Services Revenue | Investment Management | Construction Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	97
Property Management and Services Revenue | Investment Management | Other Fees and Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties	$ 377